Net Interest Expense (Schedule Of Net Interest Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Interest Expense [Line Items]
Amortization of deferred financing costs	$ 5.3	$ 5.4	$ 5.5
Foreign exchange (gain)/loss	(1.0)	(3.1)	2.4
Other	1.3	0.2	0.9
Interest expense	106.8	119.0	139.2
Cash and cash equivalents interest	(0.7)	(1.2)	(1.1)
Investment interest	(0.2)		(0.2)
Interest income	(0.9)	(1.2)	(1.3)
Net interest expense	105.9	117.8	137.9
2016 Notes Issued October 2009 [Member]
Net Interest Expense [Line Items]
Interest expense	52.3	54.5	13.5
2013 Fixed Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense	31.8	40.9	41.3
2011 Floating Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense		9.4	15.0
2016 Notes Issued August 2010 [Member]
Net Interest Expense [Line Items]
Interest expense	16.7	6.5
2013 Floating Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense	0.4	5.2	7.7
2011 Fixed Rate Notes [Member]
Net Interest Expense [Line Items]
Interest expense			$ 52.9